Employee share scheme reserve (Tables)	12 Months Ended
Dec. 31, 2022
Employee share scheme reserve
Summary of exercise price and number of options

	2022		2021		2020
	Average
	exercise		Average		Average
	price per		exercise		exercise
	share	Number of	price per	Number of	price per	Number of
	option	options	share option	options	share option	options
	USD		USD		USD
At 1 January	1.609	8,514,500	2.300	4,466,470	1.460	2,908,189
Granted during the year	6.710	5,324,390	1.700	5,849,416	2.360	3,423,086
Exercised during the year	0.001	(986,733)	—	—	—	(833,500)
Forfeited during the year	3.948	(1,985,833)	2.008	(1,801,386)	1.960	(1,031,305)
At 31 December	3.554	10,866,324	1.609	8,514,500	2.300	4,466,470
Vested and exercisable	1.364	3,780,424	1.230	3,575,348	1.250	883,328

Summary of share options outstanding

	At 31 December
	2022	2021	2020
Number of options	10,866,324	8,514,500	4,466,470
Range of exercise price	$0 - $10	$0 - $3.37	$0.36- $2.50
Range of expiry dates	April 2027 – June 2036	April 2027 – September 2031	January 2030 – December 2030
Weighted average remaining contractual life (in years)	3.52	7.97	8.95

Summary of fair value of options

	At 31 December
Strike price	2022	2021
$0-1	2,000,665	2,793,412
$1-1.88	453,544	472,600
$1.88-2.45	899,567	1,031,273
$2.45-3.37	3,211,000	4,217,215
$6.5	60,251	—
$10	4,241,297	—

Summary of assumptions used in calculating the fair values of the options

	At 31 December
Particulars	2022	2021	2020
Expected weighted average volatility (%)	120%	50%	60%
Expected dividends (%)	0%	0%	0%
Expected term (in years)	3.52	1.25	1.25
Risk free rate (%)	4.16%	1.12%	0.10%
Market price	0.137	8.89	$2,353.6